LOANS PAYABLE (Narrative) (Details)			1 Months Ended	12 Months Ended
	Aug. 19, 2014 USD ($)	Aug. 14, 2014 USD ($)	Apr. 30, 2012 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)
Debt Instrument [Line Items]
Future principal payments due in 2019				$ 10,000,000
Credit Suisse Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 110,000,000.0
Issuance date		Aug. 14, 2014
Maturity date		Jun. 15, 2019
Interest expense				1,600,000	$ 6,700,000	$ 7,000,000
Non-recourse Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 10,000,000.0
Maturity date			Mar. 31, 2019
Interest expense				1,400,000	1,400,000	$ 1,400,000
Number of shares of common stock purchased (in shares) | shares			1,108,033
Unamortized debt issuance expense			$ 3,800,000
Notes payable, fair value disclosure				10,100,000	$ 10,200,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Initiation date	Aug. 19, 2014
Debt instrument, face amount	$ 15,000,000.0
Amount drawn under credit facility				$ 0
Net Leverage Ratio	5.0
Total Leverage Ratio	7.00
Core EBITDA	$ 15,000,000
Revolving Credit Facility [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Spread on interest rate	0.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Spread on interest rate	2.50%
Revolving Credit Facility [Member] | Amended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 10,000,000.0